Bank credit lines and loan facilities	3 Months Ended
Mar. 31, 2023
Debt Disclosure [Abstract]
Bank credit lines and loan facilities	Bank credit lines and loan facilities
The Company had the following debt outstanding as of March 31, 2023 and December 31, 2022:

			Principal amount
	Interest rate as of	Interest rate as of	March 31,	December 31,
(in thousands)	March 31, 2023	December 31, 2022	2023	2022	Maturity Date
Credit Facilities:
Senior Secured Term Loan	7.41%	7.09%	$3,951,213	$4,201,213	July 2028
Senior Secured Notes	2.88%	2.88%	$500,000	$500,000	July 2026
Senior Secured Revolving Loan Facility	6.17%	—	80,000	—	April 2023
Total debt			4,531,213	4,701,213
Less current portion of long-term debt and debt issuance costs			(135,150)	(55,150)
Total long-term debt			4,396,063	4,646,063
Less long-term portion of debt issuance costs and debt discount			(42,529)	(47,026)
Total long-term debt, net			$4,353,534	$4,599,037

The Company paid a $27.6 million debt discount in connection with the Senior Secured Credit Facility and Senior Secured Notes on July 1, 2021.
As of March 31, 2023, the contractual maturities of the Company's debt obligations were as follows:

Contractual maturities of long-term debt:	(in thousands)
2023 (remaining)	$121,363
2024	55,150
2025	55,150
2026	55,150
2027 and thereafter	4,244,400
Total	$4,531,213

The Company's primary financing arrangements are its senior secured credit facilities (the "Senior Secured Credit Facilities"), which consists of a senior secured term loan and a revolving credit facility, and the senior secured notes (the "Senior Secured Notes").

Senior Secured Credit Facilities

In conjunction with the completion of the Merger Agreement, on July 1, 2021, ICON entered into a credit agreement providing for a senior secured term loan facility of $5,515 million and a senior secured revolving loan facility in an initial aggregate principal amount of $300 million (the "Senior Secured Credit Facilities").

Borrowings under the senior secured term loan facility amortize in equal quarterly installments in an amount equal to 1.00% per annum of the principal amount, with the remaining balance due at final maturity. The interest rate margin applicable to borrowings under the senior secured term loan facility is USD Term SOFR and a Term SOFR Adjustment depending on the interest period chosen plus an applicable margin which is dependent on the Company's net leverage ratio. At March 31, 2023, the applicable margin is 2.25%. The senior secured term loan facility is subject to a floor of 0.50%.

The interest rate margin applicable to borrowings under the revolving loan facility will be, at the option of the borrower, either (i) the applicable base rate plus an applicable margin of 1.00%, 0.60% or 0.25% based on ICON’s current corporate family rating assigned by S&P of BB- (or lower), BB or BB+ (or higher), respectively, or (ii) Term SOFR plus a Term SOFR Adjustment on the interest period chosen plus an applicable margin of 2.00%, 1.60% or 1.25% based on ICON’s current corporate family rating assigned by S&P of BB- (or lower), BB or BB+ (or higher), respectively. In addition, lenders under the revolving loan facility are entitled to commitment fees as a percentage of the applicable margin at the time of drawing and utilization fees dependent on the proportion of the facility drawn. In January 2023, $100.0 million of the senior secured revolving loan facility was drawn down, in the aggregate, at interest rates of 5.89% and 5.80%, representing one month SOFR plus a margin of 1.25%. This was repaid in full in March 2023. On March 31, 2023, $80.0 million of the senior secured revolving loan facility was drawn down at an interest rate of 6.17%, representing one month SOFR plus a margin of 1.25%.

The Borrowers’ (as defined in the Senior Secured Credit Facility) obligations under the Senior Secured Credit Facilities are guaranteed by ICON and the subsidiary guarantors. The Senior Secured Credit Facilities are secured by a lien on substantially all of ICON’s, the Borrowers’ and each of the subsidiary guarantor’s assets (subject to certain exceptions), and the Senior Secured Credit Facilities have a first-priority lien on such assets, which will rank pari passu with the lien securing the Senior Secured Notes, subject to other permitted liens. The Company is permitted to make prepayments on the senior secured term loan without penalty.

On March 31, 2023 the Company repaid $250.0 million of the senior secured term loan facility and made a quarterly interest payment of $75.3 million. This repayment resulted in an additional charge associated with previously capitalized fees of $2.2 million.

Senior Secured Notes

In addition to the Senior Secured Credit Facilities, on July 1, 2021, a subsidiary of the Company issued $500 million in aggregate principal amount of 2.875% senior secured notes due 2026 (the "Senior Secured Notes") in a private offering (the “Offering”). The Senior Secured Notes will mature on July 15, 2026.

Fair Value of Debt
The estimated fair value of the Company’s debt was $4,400.4 million at March 31, 2023. The fair values of the Senior Secured Credit Facilities and Senior Secured Notes were determined based on Level 2 inputs, which are based on rates at which the debt is traded among financial institutions. The fair value of the senior secured revolving loan facility is recorded as its carrying value due to the short term duration.